Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jul. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 USD ($)
Loss Contingencies [Line Items]
Operating lease rental expenses				$ 6.3	38.2	25.6	21.2
Damages sought by plaintiff for losses against third party and the Group	0.5	3.0	20.0
Accrued contingency loss				$ 0.2	1.0		2.0	$ 0.3